CHANGES IN ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

NOTE 3 – CHANGES IN ACCOUNTING POLICIES:

a.

The Company has adopted IFRS 16 retrospectively from January 1, 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the statement of financial position at the date of initial application.

b.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 “Leases”. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental annual borrowing rate applied to the lease liabilities on January 1, 2019 was 6.9%.

The lease liabilities recognized in the statement of financial position at the date of intial application were approximately $1.7 million, of which approximately $0.9 miillion were current lease liabilities and $0.8 miillion non-current lease liabilities. The associated right-of-use assets were measured at the amount equal to the lease liability and as a result there was no impact on retained earnings on January 1, 2019.

On January 27, 2019, the Company signed an amendment to one of its leases, to extend the lease period for 7 years. As a result, the Company remeasured the lease liability by discouting the revised lease payments using a revised discount rate, which was the lessee’s incremental borrowing rate at the effective date of the modification. The Company accounted for the remeasurement of the lease liability as an additional amount of approximately $1.6 million by making a corresponding adjustment to the right-of-use asset.

On May 8, 2019, the Company signed an amendment to one of its leases, to increase the scope of the lease, as well as extending the lease period by an additional year. The Company accounted for the remeasurement of the lease liability as an additional amount of approximately $1.0 million by making a corresponding adjustment to the right-of-use asset.The recognized right-of-use assets as of January 1, 2019 and June 30, 2019 relate to the following types of assets: Properties approximately $1 million and approximately $3.5 million, respectivelty, and Vehicles $0.7 million and $0.5 million, respectively.

In applying IFRS 16 for the first time, the Company has used the following practical expedient permitted by the standard - the accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases.

The company has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an arrangement contains a Lease.

c.

Until the 2018 financial year, the leases of offices and cars by the Company and its subsidiary were classified as operating leases and payments made were charged to profit or loss on a straight-line basis over the period of the lease.

From January 1, 2019, the leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: fixed payments (including in-substance fixed payments) and variable lease payments that are based on an index or a rate.

The lease payments are discounted using the lessee’s incremental borrowing rate, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost being the amount of the initial measurement of lease liability.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture.